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                                  March 4, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

           Re:   Meehan Mutual Funds, Inc.
                 File Nos. 333-86655 and 811-9575
                 --------------------------------

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the Meehan Focus Fund, the single series of the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 4 ("PEA No. 4") to its Registration Statement on Form N-1A and that PEA No. 4 was filed electronically.

     If there are any questions  concerning  this filing,  please  contact me at
(202) 778-9481.

                                          very truly yours,

                                          /s/ Alexandra C. LaFrankie
                                          -------------------------------
                                              Alexandra C. LaFrankie



cc:  Thomas P. Meehan
         Meehan Mutual Funds, Inc.